General and administration costs (Tables)	12 Months Ended
Dec. 31, 2024
General and administration costs [Abstract]
General and Administration Costs
The significant components of general and administration costs are summarized below:

	2024	2023	2022
	A$’000	A$’000	A$’000
Professional fees	17,508	12,644	8,138
Acquisition transaction costs	8,177	-	-
U.S. listing costs	9,077	-	-
IT infrastructure, hosting and support	6,669	5,218	2,888
Travel, conferences and entertainment	6,413	5,184	2,514
Rent and insurance	4,250	3,411	2,097
Marketing and sponsorship	3,992	2,680	2,718